VOYA SERIES FUND, INC.

Voya Global Target Payment Fund

 (“Fund”)

Supplement dated July 31, 2014

to the Fund’s Class A, Class C, Class I, Class R and

Class W Prospectus dated February 28, 2014,

as supplemented May 1, 2014 (each a “Prospectus” and collectively “Prospectuses”)

On July 10, 2014, the Fund’s Board of Directors approved a reduction in the Fund’s minimal initial investments, effective July 31, 2014.  Beginning immediately, the Fund’s Prospectuses are hereby revised as follows:

1.                                      The table entitled Minimum Initial Investment in the subsection entitled “Purchase and Sale of Fund Shares” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Minimum Initial Investment $ by share class

Class	A, C	I	R	W
Non-retirement accounts	$1,000	$250,000	—	$1,000
Retirement accounts	$250	$250,000	—	$1,000
Certain omnibus accounts	$250	—	—	—
Pre-Authorized Investment Plan	$1,000	—	—	—

2.                                The information regarding Class A, Class C, and Class W shares in the table in the section entitled “Classes of Shares — Choosing a Share Class” of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Class A
Initial Sales Charge	Up to 5.75% (reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more)
Contingent Deferred Sales Charge	None (except that with respect to purchases of $1 million or more for which the initial sales charge was waived, a charge of 1.00% applies to redemptions made within 18 months)(1)
Distribution and/or Shareholder Services (12b-1) Fees	0.25% annually for all other Funds
Purchase Maximum	None
Minimum Initial Purchase/Minimum Account Size	$1,000/$1,000
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege	$5,000
Conversion	None

Class C
Initial Sales Charge	None
Contingent Deferred Sales Charge	1.00% if shares are sold within one year from the date of purchase
Distribution and/or Shareholder Services (12b-1) Fees	1.00% annually
Purchase Maximum	$1,000,000
Minimum Initial Purchase/Minimum Account Size	$1,000/$1,000
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege	$5,000
Conversion	None

Class W
Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Shareholder Services (12b-1) Fees	None
Purchase Maximum	None
Minimum Initial Purchase/Minimum Account Size	$1,000/$1,000
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege	None
Conversion	None

3.                                      The table in the section entitled “How to Buy Shares — Retirement Plans” of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Minimum Investments	Class	Initial Purchase	Subsequent Purchases
Non-retirement accounts	A/C/W(1) I(1)	$1,000 $250,000	No minimum
Retirement accounts	A/C	$250	No minimum
	R	No minimum
	W(1)	$1,000
Certain omnibus accounts	A/C	$250	No minimum
	R	No minimum
Pre-Authorized Investment Plan	A/C	$1,000	At least $100 per month

4.                                      The first bullet point in the section entitled “How to Sell Shares — Systematic Withdrawal Plan — Class I and Class W” is hereby deleted in its entirety and replaced with the following:

•                  Your account must have a current value of at least $250,000 or $1,000 for Class I and Class W shares, respectively.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE